Derivative financial assets and liabilities	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Derivative financial assets and liabilities
Derivative financial assets and liabilities
The following table summarizes the fair value of the Group's derivative financial assets and liabilities:

	At December 31
	2017		2016
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ million)
Fair value hedges:
Interest rate risk - interest rate swaps	€2	€—	€31	€(1)
Interest rate and exchange rate risk - combined interest rate and currency swaps	—	—	—	(115)
Total Fair value hedges	2	—	31	(116)
Cash flow hedges:
Currency risks - forward contracts, currency swaps and currency options	100	(95)	213	(304)
Interest rate risk - interest rate swaps	4	(7)	—	—
Interest rate and currency risk - combined interest rate and currency swaps	9	—	87	—
Commodity price risk – commodity swaps and commodity options	30	(1)	21	(2)
Total Cash flow hedges	143	(103)	321	(306)
Net investment hedges:
Currency risks - forward contracts, currency swaps and currency options	5	—	—	(47)
Total Net investment hedges	5	—	—	(47)
Derivatives for trading	134	(36)	127	(228)
Total Fair value of derivative financial assets/(liabilities)	€284	€(139)	€479	€(697)
Financial derivative assets/(liabilities) - current	€265	€(138)	€448	€(681)
Financial derivative assets/(liabilities) - non-current	€19	€(1)	€31	€(16)

The following table summarizes the outstanding notional amounts of the Group's derivative financial instruments by due date:

	At December 31
	2017				2016
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ million)
Currency risk management	€14,142	€154	€—	€14,296	€18,668	€311	€—	€18,979
Interest rate risk management	1,581	1,753	101	3,435	855	795	—	1,650
Interest rate and currency risk management	—	291	71	362	928	305	82	1,315
Commodity price risk management	455	6	—	461	450	44	—	494
Other derivative financial instruments	—	14	—	14	—	14	—	14
Total Notional amount	€16,178	€2,218	€172	€18,568	€20,901	€1,469	€82	€22,452

Fair value hedges
The gains and losses arising from the valuation of outstanding interest rate derivatives (for managing interest rate risk) and currency derivatives (for managing currency risk) are recognized in accordance with fair value hedge accounting.
The following table summarizes the gains and losses arising from the respective hedged items:

	Years ended December 31
	2017	2016	2015
	(€ million)
Currency risk
Net gains/(losses) on qualifying hedges	€104	€(13)	€(49)
Fair value changes in hedged items	(104)	13	49
Interest rate risk
Net (losses) on qualifying hedges	(9)	(26)	(34)
Fair value changes in hedged items	10	26	34
Net gains/(losses)	€1	€—	€—

Cash flow hedges
Amounts recognized in the Consolidated Income Statement mainly relate to currency risk management and, to a lesser extent, to hedges regarding commodity price risk management and cash flows that are exposed to interest rate risk.
The Group's policy for managing currency risk normally requires hedging of projected future flows from trading activities which will occur within the following twelve months and from orders acquired (or contracts in progress) regardless of their due dates. The hedging effect arising from this is recorded in Other comprehensive income within Cash flow hedge reserve and will be recognized in the Consolidated Income Statement, primarily during the following year.
Derivatives relating to interest rate and currency risk management are treated as cash flow hedges and are entered into for the purpose of hedging notes issued in foreign currencies. The amount recorded in Other comprehensive income and within Cash flow hedge reserve is recognized in the Consolidated Income Statement according to the timing of the flows of the underlying notes.
The Group entered in interest rate swaps in order to hedge against the increase in interest rates in relation to future Debt. The swaps are designated as a cash flow hedge. For the year ended December 31, 2017, losses of €3 million related to such derivatives were recognized in Other comprehensive (loss)/income within Cash flow hedge Reserve.
The following table summarizes the amounts, net of tax, that were reclassified from Other comprehensive (loss)/income to the Consolidated Income Statement in respect of cash flow hedges:

	Years ended December 31
	2017	2016	2015
	(€ million)
Currency risk
Increase in Net revenues	€16	€236	€33
(Increase)/Decrease in Cost of revenues	(103)	(44)	101
Net financial income/(expenses)	(22)	34	(148)
Result from investments	28	26	1
Interest rate risk
Increase in Cost of revenues	—	—	(10)
Result from investments	(1)	(1)	(2)
Net financial expenses	(3)	(4)	(77)
Commodity price risk
Decrease/(Increase) in Cost of revenues	28	(39)	(23)
Ineffectiveness and discontinued hedges	4	12	1
Tax expense/(benefit)	27	(49)	(97)
Total recognized in Net profit from continuing operations	(26)	171	(221)
Recognized in Profit from discontinued operations, net of tax	—	—	(116)
Total recognized in Net profit	€(26)	€171	€(337)

Net investment hedges
In order to manage the Group's foreign currency risk related to its investments in foreign operations, the Group enters into net investment hedges, in particular foreign currency swaps and forward contracts. For the year ended December 31, 2017, gains of €15 million related to net investment hedges were recognized in Other comprehensive (loss)/income within Currency translation differences. There was no ineffectiveness for the year ended December 31, 2017.
For the year ended December 31, 2016, losses of €75 million related to net investment hedges were recognized in Other comprehensive (loss)/income within Currency translation differences. There was no ineffectiveness for the year ended December 31, 2016.
Derivatives for trading
At December 31, 2017 and 2016, Derivatives for trading primarily consisted of derivative contracts entered into for hedging purposes which do not qualify for hedge accounting and one embedded derivative in a bond issuance in which the yield is determined as a function of trends in the inflation rate and related hedging derivative, which converts the exposure to a floating rate (the total value of the embedded derivative is offset by the value of the hedging derivative).